UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2008 (Unaudited)

Shares	Description	Value

Investment Companies (Institutional Shares) — 109.3%
Equity — 104.8%
952,604	Goldman Sachs International Equity Dividend and Premium Fund - 26.6%	$5,591,786
212,658	Goldman Sachs Structured Emerging Markets Equity Fund - 4.2%	874,023
188,891	Goldman Sachs Structured International Small Cap Fund - 4.3%	901,009
285,490	Goldman Sachs Structured Small Cap Equity Fund - 9.8%	2,061,240
1,851,781	Goldman Sachs U.S. Equity Dividend and Premium Fund - 59.9%	12,573,592

		22,001,650

Fixed Income — 4.5%
288	Goldman Sachs Core Fixed Income Fund - 0.0%	2,361
191,365	Goldman Sachs High Yield Fund - 4.5%	933,860

		936,221

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$22,937,871

Exchange Traded Fund — 2.2%
53,168	iShares MSCI Japan Index Fund	$460,435

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.1%
JPMorgan Chase Euro — Time Deposit
$28,504	0.437%	12/01/08	$28,504

TOTAL INVESTMENTS — 111.6%			$23,426,810

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%			(2,428,189)

NET ASSETS — 100.0%			$20,998,621

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$29,784,456

Gross unrealized gain	—
Gross unrealized loss	(6,357,646)

Net unrealized security loss	$(6,357,646)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 91.6%
Equity — 88.1%
304,428	Goldman Sachs Structured Emerging Markets Equity Fund - 3.3%	$1,251,199
210,679	Goldman Sachs Structured International Small Cap Fund - 2.6%	1,004,936
1,453,848	Goldman Sachs Structured International Tax-Managed Equity Fund - 22.1%	8,446,859
3,152,993	Goldman Sachs Structured Tax-Managed Equity Fund - 60.1%	22,953,792

		33,656,786

Fixed Income — 3.5%
398	Goldman Sachs Core Fixed Income Fund - 0.0%	3,264
275,129	Goldman Sachs High Yield Fund - 3.5%	1,342,630

		1,345,894

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$35,002,680

Exchange Traded Fund — 1.8%
80,945	iShares MSCI Japan Index Fund	$700,983

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 8.3%
JPMorgan Chase Euro — Time Deposit
$3,158,807	0.437%	12/01/08	$3,158,807

TOTAL INVESTMENTS — 101.7%			$38,862,470

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%			(665,962)

NET ASSETS — 100.0%			$38,196,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$49,473,790

Gross unrealized gain	—
Gross unrealized loss	(10,611,320)

Net unrealized security loss	$(10,611,320)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments

November 30, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. The Underlying Funds may invest in equity securities traded on a foreign equity securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
4. FAIR VALUE OF INVESTMENTS
For the period ended November 30, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     A financial instruments level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest. All amounts in the following table reflect Investments in Securities Long-Assets:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
Level 1	$23,398,306	$35,703,663
Level 2	28,504	3,158,807
Level 3	—	—
Total	$23,426,810	$38,862,470

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2009

* Print the name and title of each signing officer under his or her signature.